Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowances	$ 739	$ 645
Series preferred stock, par value	$ 0.10	$ 0.10
Series preferred stock, issued	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	4,242,374,240	2,967,610,119